SHARE-BASED COMPENSATION - Renren Plan - Summary of share options outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of shares
Balance at the beginning of period	2,154,514
Exercised	(499,456)
Forfeited	(165,264)
Balance at the end of period	1,489,794	2,154,514
Exercisable, at the end of period	425,460
Expected to vest, at the end of period	1,489,794
Weighted average exercise price
Balance at the beginning of period	$ 0.01
Forfeited	0.01
Balance at the end of period	0.02	$ 0.01
Exercisable, at the end of period	0.01
Expected to vest, at the end of period	0.01
Weighted Average grant date fair value per share
Balance at the beginning of period	3.20
Forfeited	3.35
Balance at the end of period	$ 3.17	$ 3.20
Renren Plan
Number of shares
Balance at the beginning of period		139,094,101	141,481,616
Exercised			(2,268,420)
Forfeited			(119,095)
Balance at the end of period			139,094,101
Exercisable, at the end of period			117,561,450
Expected to vest, at the end of period			21,532,651
Weighted average exercise price
Balance at the beginning of period		$ 0.06	$ 0.48
Exercised			0.06
Forfeited			0.16
Balance at the end of period			0.06
Exercisable, at the end of period			0.06
Expected to vest, at the end of period			0.06
Weighted Average grant date fair value per share
Balance at the beginning of period		$ 0.64	0.64
Exercised			0.66
Forfeited			0.15
Balance at the end of period			$ 0.64
Share-based compensation cost of the earnout shares		$ 109	$ 2,390
Total unrecognized compensation cost			$ 14,285
Weighted average period for unrecognized compensation cost			3 years 14 days
Renren Plan | Continuing operations
Weighted Average grant date fair value per share
Share-based compensation cost of the earnout shares			$ 18,640